Note 15 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclousre of derivative financial assets held for hedging [Line Items]
Derivative financial assets held for hedging	€ 570	€ 1,158	€ 1,482
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(87)	(65)	(97)
Derivative financial liabilities held for hedging	1,933	2,503	2,625
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0	€ 0